Simplify Multi-QIS Alternative ETF

QIS

Supplement dated May 2, 2025 to the Prospectus and Statement of Additional Information (“SAI”) each dated November 1, 2024

Effective immediately, Roxton McNeal no longer serves as a portfolio manager of the Simplify Multi-QIS Alternative ETF. Any references to his role as a portfolio manager should be disregarded.

This Supplement dated May 2, 2025, provides relevant information for all shareholders and should be retained for future reference. The Fund's Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.